Related parties (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of transactions with related parties

	Three-month period ended June 30,
	2024			2023
	Net operating revenue	Cost and operating expenses	Financial result	Net operating revenue	Cost and operating expenses	Financial result
Joint Ventures
Aliança Geração de Energia S.A.	-	(24)	-	-	(26)	-
Pelletizing companies (i)	-	(75)	(7)	-	(45)	(11)
MRS Logística S.A.	-	(126)	-	-	(114)	-
Norte Energia S.A.	-	(16)	-	-	(33)	-
Other	8	14	-	11	(2)	-
	8	(227)	(7)	11	(220)	(11)
Associates
VLI	109	(4)	-	76	(5)	-
Other	-	-	-	-	-	-
	109	(4)	-	76	(5)	-
Shareholders
Cosan	-	(2)	-	-	-	-
Bradesco	-	-	(191)	-	-	197
Mitsui	56	-	-	85	-	-
Banco do Brasil	-	-	1	-	-	-
	56	(2)	(190)	85	-	197
Total	173	(233)	(197)	172	(225)	186

(i) Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização.

	Six-month period ended June 30,
	2024			2023
	Net operating revenue	Cost and operating expenses	Financial result	Net operating revenue	Cost and operating expenses	Financial result
Joint Ventures
Companhia Siderúrgica do Pecém	-	-	-	93	-	-
Aliança Geração de Energia S.A.	-	(51)	-	-	(52)	-
Pelletizing companies (i)	-	(152)	(16)	-	(88)	(25)
MRS Logística S.A.	-	(216)	-	-	(178)	-
Norte Energia S.A.	-	(31)	-	-	(60)	-
Other	17	(7)	(3)	16	(5)	-
	17	(457)	(19)	109	(383)	(25)
Associates
VLI	191	(10)	(1)	145	(11)	(1)
Other	-	(1)	3	-	-	-
	191	(11)	2	145	(11)	(1)
Shareholders
Cosan	-	(3)	-	-	-	-
Bradesco	-	-	(230)	-	-	269
Banco do Brasil	-	-	1	-	-	-
Mitsui	117	-	-	130	-	-
	117	(3)	(229)	130	-	269

Total	325	(471)	(246)	384	(394)	243

(i) Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização.

Schedule of outstanding balances with related parties

	Assets
	June 30, 2024			December 31, 2023
	Cash and cash equivalents	Accounts receivable	Dividends receivable and other assets	Cash and cash equivalents	Accounts receivable	Dividends receivable and other assets
Joint Ventures
Pelletizing companies (i)	-	-	-	-	-	27
MRS Logística S.A.	-	14	30	-	16	34
Other	-	4	13	-	4	43
	-	18	43	-	20	104
Associates
VLI	-	117	-	-	46	-
PTVI	-	1	-	-	-	-
Other	-	1	2	-	1	2
	-	119	2	-	47	2
Shareholders
Cosan	-	-	-	-	1	-
Bradesco	406	-	96	176	-	313
Banco do Brasil	35	-	-	58	-	-
Mitsui	-	2	-	-	5	-
	441	2	96	234	6	313
Pension plan	-	17	-	-	16	-
Total	441	156	141	234	89	419

(i) Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização.

	Liabilities
	June 30, 2024		December 31, 2023
	Supplier and contractors	Financial instruments and other liabilities	Supplier and contractors	Financial instruments and other liabilities
Joint Ventures
Pelletizing companies (i)	110	144	51	290
MRS Logística S.A.	15	-	48	-
Other	32	-	39	-
	157	144	138	290
Associates
VLI	2	143	1	59
PTVI	92	-	-	-
Other	-	-	4	-
	94	143	5	59
Shareholders
Cosan	1	-	1	-
Bradesco	-	58	-	23
	1	58	1	23
Pension plan	10	-	14	-
Total	262	345	158	372

(i) Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização.